Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of July 31, 2026 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 86.6%
	MONEY MARKET INVESTMENTS — 63.4%
$40,362,380	UMB Bank, Money Market Special II Deposit Investment, 3.43%(a),(b)	$40,362,380

	TREASURY BILLS — 23.2%
	United States Treasury Bill
2,125,000	3.61%, 8/6/2026(b),(c)	2,124,362
2,125,000	3.62%, 9/3/2026(b),(c)	2,118,385
2,125,000	3.63%, 10/1/2026(b),(c)	2,112,188
2,125,000	3.57%, 10/29/2026(b),(c)	2,106,037
2,125,000	3.82%, 11/27/2026(b),(c)	2,099,215
2,125,000	3.92%, 12/24/2026(b),(c)	2,092,675
2,125,000	3.68%, 1/21/2027(b),(c)	2,086,410
		14,739,272
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $55,103,324)	55,101,652

	TOTAL INVESTMENTS — 86.6%
	(Cost $55,103,324)	55,101,652

	Other Assets in Excess of Liabilities — 13.4%	8,517,974
	TOTAL NET ASSETS — 100.0%	$63,619,626

(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	September 2026	64	1,410,400	(5,613)
CBOT Soybean Meal[1]	December 2026	25	803,000	3,111
CBOT Soybean Oil[1]	December 2026	25	1,003,500	(56,056)
CBOT Soybean[1]	November 2026	26	1,543,750	(24,279)
CBOT Wheat[1]	September 2026	46	1,470,275	(25,969)
CMX Copper[1]	September 2026	8	1,293,100	23,666
ICE Brent Crude Oil[1]	November 2026	17	1,437,860	17,576
ICE Low Sulphur Gas[1]	September 2026	6	738,300	77,496
LME Lead[1]	September 2026	8	371,922	(12,540)
LME Primary Aluminum[1]	September 2026	21	1,673,915	(74,890)
LME Primary Nickel[1]	September 2026	9	927,256	(12,499)
LME Zinc[1]	September 2026	11	1,007,921	32,209
NYBOT Cocoa[1]	September 2026	7	377,790	(30,420)
NYBOT Coffee 'C'[1]	September 2026	5	622,687	(5,021)
NYBOT Cotton #2[1]	December 2026	13	531,635	13,023
NYBOT Sugar #11[1]	October 2026	45	738,864	(13,502)
NYMEX Natural Gas[1]	September 2026	30	824,100	(57,196)
NYMEX NY Harbor ULSD[1]	September 2026	3	516,033	38,835
NYMEX RBOB Gasoline[1]	September 2026	4	523,186	(5,712)
NYMEX WTI Crude Oil[1]	September 2026	15	1,270,050	8,294

Currency Futures
Brazilian Real	September 2026	255	4,991,625	48,598
CME Australian Dollar	September 2026	16	1,125,120	5,481

Index Futures
E-Mini Industrial Select Sector	September 2026	3	545,490	5,627
E-Mini Technology Select Sector	September 2026	8	2,839,360	(70,235)
EUX Euro STOXX 50	September 2026	40	2,939,576	46,595
Hang Seng Index	August 2026	1	165,383	37
ICF FTSE 100 Index	September 2026	29	4,246,401	124,311
Nikkei Stock Index	September 2026	13	5,206,373	(48,461)
		753	41,144,872	2,466

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CMX Gold[1]	December 2026	(4)	(1,642,800)	(12,720)
CMX Silver[1]	September 2026	(1)	(288,930)	1,343
LME Lead[1]	September 2026	(5)	(232,451)	2,385
LME Primary Aluminum[1]	September 2026	(12)	(956,523)	(15,372)
LME Primary Nickel[1]	September 2026	(5)	(515,142)	(13,594)
LME Zinc[1]	September 2026	(6)	(549,776)	(14,065)

Currency Futures
CME British Pound	September 2026	(230)	(19,380,375)	(266,569)
CME Canadian Dollar	September 2026	(198)	(14,150,070)	17,064
CME Euro	September 2026	(118)	(17,036,250)	(53,429)
CME Japanese Yen	September 2026	(76)	(5,998,775)	(82,143)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	September 2026	(232)	(25,056,000)	224,833
CBOT 2-Year U.S. Treasury Note	September 2026	(248)	(50,991,125)	97,829
CBOT Ultra Long-Term U.S. Treasury Bond	September 2026	(115)	(12,614,063)	395,551
EUX Euro-Bund	September 2026	(111)	(15,917,851)	89,804
EUX Euro-Schatz	September 2026	(121)	(14,714,085)	15,847
ICF Long Gilt	September 2026	(53)	(6,177,816)	7,371
OSE Japanese 10-Year Bond	September 2026	(11)	(8,785,205)	28,362
		(1,546)	(195,007,237)	422,497

TOTAL FUTURES CONTRACTS			$(153,862,365)	$424,963

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.